REDEEMABLE PREFERRED STOCK	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class A Ordinary Shares Subject to Possible Redemption.
REDEEMABLE PREFERRED STOCK.
12.	REDEEMABLE PREFERRED STOCK

Under the second amended and restated certificate of incorporation, the Company’s is authorized to issue up to 900,000 shares of series A preferred stock (the “Redeemable Preferred Stock”) with a par value of $0.01 per share. There are 715,593 and 677,484 Redeemable Preferred Stock shares issued and outstanding as of June 30, 2022 and December 31, 2021, respectively.

Dividends declared and issued totaled $38.5 million (38,109 shares) for the six months ended June 30, 2022 and $34.4 million (34,031 shares) for the six months ended June 30, 2021. Preferred dividends are included in the Statements of Redeemable Preferred Stock and Stockholders’ Deficit as a detriment to common stockholders and a benefit to Redeemable Preferred stockholders. Such dividends are also included as an adjustment to net income attributable to Griffey Holdings. See “Note 16 — Net Income Attributable to Common Stockholders”.

The Company has classified its Redeemable Preferred Stock as mezzanine equity in the balance sheets as the shares are redeemable at the option of the holders.

The Redeemable Preferred Stock is considered probable of becoming redeemable as the holders have an option to request redemption of their Redeemable Preferred Shares on February 19, 2027. The Redeemable Preferred Stock has no voting rights and is not convertible into any other equity interests.

As a result of the Business Combination, the outstanding Redeemable Preferred Stock was retired in full through a combination of a cash payment of approximately $615 million and a rollover of $150 million in the form of 15,000,000 shares of Getty Images Holdings, Inc. Class A Common Stock.

12.  REDEEMABLE PREFERRED STOCK

Under the second amended and restated certificate of incorporation, the Company’s is authorized to issue up to 900,000 shares series A preferred stock (the “Redeemable Preferred Stock”) with a par value of $0.01 per share. There are 677,484 and 606,910 Redeemable Preferred Stock shares issued and outstanding as of December 31, 2021 and 2020, respectively.

The holders of the Company’s Redeemable Preferred Stock have the following rights, preferences, and privileges:

Dividends — Preferential cumulative dividends accrue on each share of Redeemable Preferred Stock outstanding on a daily basis in arrears at the applicable dividend rate then in effect. The dividend rate for the Redeemable Preferred Stock is a floating rate equal to the 5-Year Constant Maturity Treasury Rate, plus the spread, which shall be either (i) if the dividend is being paid in cash, the cash dividend spread in the table below, or (ii) if the Company does not declare and pay in full the dividend in cash the accrued dividend spread in the table below:

	Spread Increase
	(effective on the
	first day of the
	applicable	Cash Dividend	Accrued
Dividend Period	period)	Spread	Dividend
From February 19, 2019 through February 19, 2024	N/A	7.50%	8.00%
From February 19, 2024 through February 19, 2025	1.00%	8.50%	9.00%
From February 19, 2025 through February 19, 2026	1.00%	9.50%	10.00%
From February 19, 2026 through February 19, 2027	1.00%	10.50%	11.00%
From February 19, 2027 through February 19, 2028	1.00%	11.50%	12.00%
From February 19, 2028 through February 19, 2029	1.00%	12.50%	13.00%
From February 19, 2030	N/A	12.50%	13.00%

Dividends declared and issued totaled $71.4 million (70,574 shares) and $64.1 million (63,384 shares) in 2021 and 2020, respectively. Preferred dividends are included in the Statements of Redeemable Preferred Stock and Stockholders’ Deficit as a detriment to common stockholders and a benefit to Redeemable Preferred stockholders. Such dividends are also included as an adjustment to net loss attributable to Griffey Holdings. See “Note 19 — Net Income (Loss) Per Share Attributable to Common Stockholders”.

Redemption — The Company may elect to redeem outstanding shares of Redeemable Preferred Stock with a stated value of $50.0 million or greater, in cash at a redemption price per share of Redeemable Preferred Stock equal to the Redemption Price described below:

●	Any redemption occurring prior to February 19, 2022 (the “First Call Date”), an amount per share of Redeemable Preferred Stock calculated based on the net present value of the product of 105% multiplied by the liquidation value of such share of Redeemable Preferred Stock.
●	Any redemption occurring on or after the First Call Date, an amount per share of Redeemable Preferred Stock equal to (i) the liquidation value of such share of Redeemable Preferred multiplied by (ii) the redemption percentage as set forth in the table below:

Redemption
Period in Which Such Date Occurs	Percentage
If such date occurs during the period from and including the First Call Date to, but not including, February 19, 2023	105.00%
If such date occurs during the period from and including February 19, 2023 to, but not including, February 19, 2024	102.50%
If such date occurs on or after February 19, 2024	100.00%

The Company did not elect to redeem any outstanding shares of the Redeemable Preferred Stock prior to the First Call Date.

The Redeemable Preferred Stock is puttable by the holder on February 19, 2027 at redemption price per share of Redeemable Preferred Stock equal to the liquidation value.

The Redeemable Preferred Stock becomes mandatorily redeemable upon any liquidation, bankruptcy, change of control or forced transaction event, which are conditional events not certain to occur.

Classification — The Company has classified its Redeemable Preferred Stock as mezzanine equity in the balance sheets as the shares are redeemable at the option of the holders.

Measurement — The Redeemable Preferred Stock is considered probable of becoming redeemable as the holders have an option to request redemption of their Redeemable Preferred Shares on February 19, 2027. As such, the Redeemable Preferred Stock is valued at current redemption amount and any future changes in the redemption value will be recognized in the period they occur.

The Redeemable Preferred Stock has no voting rights and is not convertible into any other equity interests.